Other assets (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other assets
Prepayments	€ 228.5	€ 176.4	€ 237.2
Interest receivable		2.3	0.8
Total other assets	228.5	178.7	238.0
Long term prepayments	€ 49.0